Major Customers and Geographic Information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Major Customers and Geographic Information

NOTE 12:- MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	In accordance with Statement of ASC 280, “Segment Reporting”, the Company is organized and operates as one business segment, which develops, manufactures and sells Tactical Land Radars for Ground Forces and Border Protection and Avionics Systems (including Inertial Navigation Systems) for fighter aircraft and UAVs (see also Note 1a).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Six months ended
	June 30,
	2018	2017
	Unaudited

Israel	$3,593	$2,714
Asia	2,540	3,929
North America	5,528	3,085
Latin America	214	264
Europe	721	-
Total	$12,596	$9,992

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:(*)

	Six months ended
	June 30,
	2018	2017
	Unaudited
	%

Customer A	11	6
Customer B	20	10
Customer C	8	24
Customer D	9	12
Customer E	10	3
Customer F	11	-

(*) as defined in DEC-17 financials.